Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Oct. 26, 2017	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,674.90			$ 9,646.74		$ 9,729.26		$ 10,451.98		$ 10,576.11		$ 10,899.15		$ 10,038.94		$ 10,176.42		$ 10,723.25		$ 10,872.13	$ 11,213.51
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			9,888.56		9,894.42		10,545.44		10,584.62		10,820.37		9,884.83		9,936.55		10,376.74		10,422.41	10,638.04
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			9,989.57		10,096.64		10,867.09		11,027.18		11,396.73		10,528.45		10,704.04		11,312.44		11,514.56	11,898.77
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 10,167.38			$ 10,951.57		$ 11,113.34		$ 11,486.89		$ 10,612.76		$ 10,790.88		$ 11,405.30		$ 11,610.25		$ 11,998.82
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,075.583447394201		10,088.347639308688	10,954.176458942535	10,137.545148245375	11,308.592236784416	11,021.541233237116	11,692.621574866016	11,378.13655775421	10,683.264034144406	11,764.52755668538	10,865.335778165057	10,748.962781383598	11,526.906157714508	10,932.154209936201	11,535.773008603213	11,597.793041319099	12,010.967347595619	11,606.714420579801	12,084.831056790284
Bloomberg California 1-15 Year Municipal Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg California 1-15 Year Municipal Intermediate Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,058.965533640467		$ 10,201.911231586571	$ 10,734.935321099603	$ 10,232.72422523728	$ 11,094.035915983599	$ 10,920.370722934167	$ 11,284.151490395552	$ 11,285.674425812711	$ 10,595.972718384342	$ 11,479.074058943377	$ 10,776.186439993218	$ 10,779.007678548434	$ 11,282.171119848348	$ 10,962.33441415162	$ 11,555.46225810892	$ 11,477.059479451522	$ 11,811.920246518508	$ 11,755.071452120994	$ 12,015.95949890652